U.S. SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2

          Read instructions at end of Form before preparing Form.
                             Please print or type.

---------------------------------------------------------------------
1.     Name and address of issuer:
           Fremont Mutual Funds, Inc.
           50 Fremont Street, Suite 3600
           San Francisco, California 94105-2239
---------------------------------------------------------------------
2.     Name of each series or class of funds for which this notice is filed:
       Fremont Global Fund           Fremont International Growth Fund
       Fremont Money Market Fund     Fremont Bond Fund
       Fremont California            Fremont U.S. Micro-Cap Fund
         Intermediate Tax-Free Fund  Fremont International Small Cap Fund
       Fremont Growth Fund           Fremont Emerging Markets Fund
---------------------------------------------------------------------
3.     Investment Company Act File Number: 811-5632

       Securities Act File Number: 33-23453
---------------------------------------------------------------------
4.     Last day of fiscal year for which this notice is filed:

       October 31, 1996
---------------------------------------------------------------------
5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                            [  ]
---------------------------------------------------------------------
6.     Date of termination of issuer's declaration under rule
       24f-2(a)(1), if applicable (see instruction A.6):

---------------------------------------------------------------------
7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                                 NONE
----------------------------------------------------------------------
8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                                 NONE
---------------------------------------------------------------------

9.     Number and aggregate sale price of securities sold during the fiscal year:
                                           NUMBER OF SHARES  SALE PRICE
                                           ---------------   ----------
Fremont Global Fund                             5,889,696   $ 86,354,528
Fremont Money Market Fund                     308,476,828    308,476,828
Fremont California Intermediate Tax-Free
  Fund                                            210,037      2,285,491
Fremont Growth Fund                             2,313,441     31,461,523
Fremont International Growth Fund                 727,743      7,454,198
Fremont Bond Fund                               1,778,229     17,733,366
Fremont U.S. Micro-Cap Fund                     8,424,985    162,319,610
Fremont International Small Cap Fund              583,448      5,840,661
Fremont Emerging Markets Fund                     401,191      3,982,064
                                               -----------   ------------
               ISSUER TOTALS                  328,805,598   $625,908,269
                                              ===========   ============
----------------------------------------------------------------------
10.    Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule
       24f-2:
                                            NUMBER OF SHARES  SALE PRICE
                                            ---------------   ----------
Fremont Global Fund                               5,889,696   $ 86,354,528
Fremont Money Market Fund                       308,476,828    308,476,828
Fremont California Intermediate Tax-Free
  Fund                                              210,037      2,285,491
Fremont Growth Fund                               2,313,441     31,461,523
Fremont International Growth Fund                   727,743      7,454,198
Fremont Bond Fund                                 1,778,229     17,733,366
Fremont U.S. Micro-Cap Fund                       8,424,985    162,319,610
Fremont International Small Cap Fund                583,448      5,840,661
Fremont Emerging Markets Fund                       401,191      3,982,064
                                                 -----------   ------------
                     ISSUER TOTALS              328,805,598   $625,908,269
                                                ===========   ============
----------------------------------------------------------------------
11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

Fremont Global Fund                                2,372,436   $ 34,110,706
Fremont Money Market Fund                         15,409,433     15,409,433
Fremont California Intermediate Tax-Free
  Fund                                               206,265      2,227,490
Fremont Growth Fund                                  301,367      3,876,573
Fremont International Growth Fund                      2,541         25,025
Fremont Bond Fund                                    747,888      7,427,929
Fremont U.S. Micro-Cap Fund                           20,793        313,977
Fremont International Small Cap Fund                   2,288         20,865
Fremont Emerging Markets Fund                          2,631         25,913
                                                 -----------   ------------
                         ISSUER TOTALS            19,065,642   $ 63,437,911
                                                 ===========   ============

----------------------------------------------------------------------
12.    Calculation of registration fee:

       (i)        Aggregate sale price of securities
                  sold during the fiscal year in
                  reliance on rule 24f-2 (from Item 10):      $625,908,269
                                                              ------------
       (ii)       Aggregate price of shares issued in
                  connection with dividend reinvestment
                  plans (from Item 11, if applicable):       +  63,437,911
                                                             -------------
       (iii)      Aggregate price of shares redeemed or
                  purchased during the fiscal year
                  (if applicable):                           - 499,232,185
                                                             -------------
       (iv)       Aggregate price of shares redeemed or
                  repurchased and previously applied as
                  a reduction to filing fees pursuant to
                  rule 24e-2 (if applicable)                 +
                                                             -------------
       (v)        Net aggregate price of securities sold
                  and issued during the fiscal year in
                  reliance on rule 24f-2 [line (i), plus
                  line (ii), less line (iii), plus line
                  (iv)] (if applicable):                       190,113,995
                                                             -------------
       (vi)       Multiplier prescribed by Section 6(b) of
                  the Securities Act of 1933 or other
                  applicable law or regulation (see
                  Instruction C.6):                          x .0003030303
                                                             -------------
       (vii)      Fee due [line (i) or line (v) multiplied
                  by line (vi)]:                            $   57,610.30
                                                             =============

Instruction: Issuers should complete line (ii), (iii), (iv), and (v)
             only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.
----------------------------------------------------------------------
13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures
       (17CFR 202.3a).
                                                       [X]

       Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                     December 27, 1996
----------------------------------------------------------------------

                                   SIGNATURES

       This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

       By (Signature and Title)*        /s/ John F. Splain
                                       ----------------------------------------
                                       Assistant Secretary
                                       ----------------------------------------
       Date December 30, 1996
            -----------------

*Please print the name and title of the signing officer below the signature.

                        HELLER, EHRMAN, WHITE & McAULIFFE
                                   ATTORNEYS
                  A Partnership Including Professional Corporations

             333 Bush Street . San Francisco, California 94104-2878
            Cable HELPOW - TELEX 184-996 - Facsimile (416) 772-6268
                            Telephone (415) 772-6000

625 University Avenue                            701 Fifth Avenue
Palo Alto, California 94501-1908                 Seattle, Washington 98104-7098
Facsimile (416) 824-0638                         Facsimile (206) 447-0849
Telephone (416)526-7600                          Telephone (206)447-0900


601 South Figueroa Street                        1201 Pacific Avenue
Los Angeles, California 90017-5257               Tacoma, Washington 25402-4308
Facsimile (213)614-1868                          Facsimile (206)572-6743
Telephone (213)632-0200                          Telephone (206)572-6666

1300 S.W. Fifth Avenue                           550 West 7th Avenue
Portland, Oregon 27203-5696                      Anchorage, Alaska 99601-3671
Facsimile (503)241-0960                          Facsimile (907)277-1920
Telephone (503)227-7400                          Telephone (907)277-1900

                             December 30, 1996

Fremont Mutual Funds, Inc.
333 Market Street, Suite 2600
San Francisco, CA 94105

Ladies and Gentlemen:

           You have requested our opinion as counsel to Fremont Mutual Funds, Inc., a Maryland corporation (the "Group"), with respect to shares of common stock of Fremont Money Market Fund, Fremont Bond Fund, Fremont Global Fund, Fremont Growth Fund, Fremont International Growth Fund, Fremont International Small Cap Fund, Fremont Emerging Markets Fund, Fremont U.S. Micro-Cap Fund, and Fremont California Intermediate Tax-Free Fund (the "Funds") sold by the Group during its fiscal year ended October 31, 1996 (the "Shares"), in connection with the notice (the "Notice") being filed by the Group with the Securities and Exchange Commission pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended (the "Act").

           In connection with this opinion, we have assumed the authenticity of all records, documents, and instruments submitted to us as originals, the genuineness of all signatures, the legal capacity of natural persons, and the conformity to the originals of all records, documents, and instruments submitted to us as copies. We have based our opinion upon our review of the following records, documents, and instruments:

           (a) The Group's Amended Articles of Incorporation, dated October 4, 1988 and in effect throughout the fiscal year ended October 31, 1996 (the "Fiscal Year"), which were certified to us by an officer of the Group as being true and complete.

           (b) The By-laws of the Group, as amended through the date hereof, certified to us by an officer of the Group as being true and complete and in effect throughout the Fiscal Year;

Fremont Mutual Funds, Inc.
December 30, 1996                                                      Page 2


           (c) The Prospectuses and Statements of Additional Information effective during the Fiscal Year;

           (d) The Resolution adopted by the Board of the Group at a meeting of the Board on October 26, 1988, authorizing the amendments to the Group's registration statement; and

           (e) A certificate of the President of the Group concerning certain factual matters.

           In rendering our opinion below, we have assumed that all of the Group's Shares were issued and sold at the per-share net asset value on the date of their issuance in accordance with the statements in the Group's then-current Prospectuses and in accordance with Article V of the Group's Articles of Incorporation. In rendering our opinion, we have assumed that all monies in consideration for the Shares were actually received by the Group. We have not conducted an independent examination of the books and records of the Group for the purpose of determining whether all of the Group's Shares were fully paid prior to their issuance and do not believe it to be our obligation to do so.

           Our opinion below is limited to the federal law of the United States and the corporate law of the State of Maryland. We are not licensed to practice law in the State of Maryland, and we have based our opinion to the extent it concerns the corporate law of the State of Maryland solely on our review of the General Corporation Law of Maryland as reported in Prentice Hall Law & Business, Corporation Statutes (1995) and as updated on Lexis. We have not undertaken a review of other Maryland law or of any administrative or court decisions in connection with rendering this opinion. We disclaim any opinion as to any law other than that of the United States and the corporate law of the State of Maryland as described above, and we disclaim any opinion as to any statute, rule, regulation, ordinance, order or other promulgation of any regional or local governmental body.

           Based upon such examination and subject to the foregoing, we are of the opinion that the Group's Shares, as sold in reliance upon the registration under the Securities Act of 1933, as amended, pursuant to Rule 24f-2 under the Act, were legally issued, fully paid and non-assessable, by the Group.

           We hereby consent to the filing of this opinion as an exhibit to the Notice being filed by the Group with the

Fremont Mutual Funds, Inc.
December 30, 1996                                                     Page 3




Securities and Exchange Commission. This opinion is rendered to you in connection with that Notice and is solely for your benefit. This opinion may not be relied upon by you for any other purpose, or relied upon by any other person, firm or other entity for any purpose, without our prior written consent.

                                         Sincerely yours,

                                         /s/ Heller Ehrman White & McAuliffe

                                         Heller Ehrman White & McAuliffe